Share-Based Compensation - Summary of Stock Option Plan granted (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock option vesting period	One year
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock option vesting period	Three years
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock option vesting period	On third anniversary of grant date